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     October 27, 1995



     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C.  20549

              Re: Rule 24f-2 Notice for Heritage Capital Appreciation Trust (the "Trust") SEC File No. 2-98634

     Gentlemen:

              Pursuant to Rule 24f-2 under the Investment Company Act of 1940, please be advised of the following information regarding the Trust:

              (i) The fiscal year of the Trust for which this Notice is filed is the year ended August 31, 1995.

              (ii) There were 1,053,947 shares of securities of the same class of the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year.

              (iii) There were no shares of securities of the Trust registered during such fiscal year other than pursuant to Rule 24f-2.

              (iv) There were 344,134 shares of securities of the Trust sold for $4,913,201 during such fiscal year.

              (v) There were 344,134 shares of securities of the Trust sold for $4,913,201 during such fiscal year in reliance upon registration pursuant to Rule 24f-2.

              This Notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable.

              Pursuant to Rule 24f-2(c), the filing fee accompanying this Notice was calculated as follows:

              (a)     actual  aggregate sale  price of  securities sold
                      pursuant to Rule 24f-2 during fiscal year
                      (paragraph (v) above)  . . . . . . . . . . .   $ 4,913,201
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     Securities and Exchange Commission
     October 27, 1995
     Page 2

              (b)     reduced by the difference between:

                      (1) the actual aggregate redemption price of securities of the Trust redeemed by the Trust
                               during such fiscal year . . . . .    $ 13,196,039

                      and

                      (2) the actual aggregate redemption price of such redeemed securities previously applied pursuant to Rules 24e-2(a) and 24e-1 of the Act
                                 . . . . . . . . . . . . . . . .   $           0

              (c)     equal net sales of   . . . . . . . . . . .   $ (8,282,838)

              Fee calculated pursuant  to Section 6(b) of the Securities  Act of
     1933  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        NONE

              Please  acknowledge  receipt  of   this  filing  by  stamping  and
     returning to my messenger the duplicate copy of this letter.

                                       Very truly yours,



                                       By:      /s/ Stephen G. Hill
                                                ________________________________
                                                Stephen G. Hill
                                                President
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